Fair value measurements and derivative instruments - Schedule of realized (gains) losses on derivatives recognized In statement of operations (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Designated as Hedging Instrument | Cash Flow Hedging | Foreign currency derivatives | Cost Of Good Sold Other Expense Income Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain)/Loss Recognized	$ (172)			$ (322)
Derivative, Gain (loss) on derivative, tax	17		$ 0	32
Designated as Hedging Instrument | Cash Flow Hedging | Foreign currency derivatives | Cost Of Good Sold Other Expense Income Revenue [Member] | Predecessor [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain)/Loss Recognized		$ (1,062)
Derivative, Gain (loss) on derivative, tax		106
Designated as Hedging Instrument | Cash Flow Hedging | Commodity Forward Derivatives [Member] | Cost of Sales [Member] | Predecessor [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain)/Loss Recognized		1,161
Derivative, Gain (loss) on derivative, tax		424
Not Designated as Hedging Instrument [Member] | Foreign currency derivatives | Cost Of Good Sold Other Expense Income Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain)/Loss Recognized	$ (560)		$ (1,565)	$ 549
Not Designated as Hedging Instrument [Member] | Foreign currency derivatives | Cost Of Good Sold Other Expense Income Revenue [Member] | Predecessor [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain)/Loss Recognized		$ 1,060